Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Apollo Resources Corporation [Member]	Common Stock [Member]	Common Stock [Member] Apollo Resources Corporation [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Apollo Resources Corporation [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Apollo Resources Corporation [Member]	Retained Earnings [Member]	Retained Earnings [Member] Apollo Resources Corporation [Member]	Total	Apollo Resources Corporation [Member]	Stockholders Equity [Member] Apollo Resources Corporation [Member]
Balance at Dec. 31, 2021			$ 512	$ 1,446	$ 2,610,234	$ 1,080,433	$ (23,927)	$ 314,055	$ (2,471,088)	$ (1,299,358)	$ 115,834		$ 96,576
Balance, shares at Dec. 31, 2021	1	1	512,351	1,446,250
Issuance of common stock in connection with sales made under private offerings			$ 154	$ 150	489,721	625,725					489,875		625,875
Issuance of common stock in connection with sales made under private offerings, shares			154,469	150,175
Stock based compensation			$ 10		116,889	331,858					116,899		331,858
Stock based compensation, shares			9,742
Change in foreign currency translation							(6,950)	(309,105)			(6,950)		(309,105)
Net income (loss)									(657,375)	(1,203,473)	(657,375)	$ (1,203,473)	(1,203,473)
Balance at Dec. 31, 2022			$ 676	$ 1,596	3,216,947	2,038,016	(30,877)	4,950	(3,128,463)	(2,502,831)	58,283	(458,269)	(458,269)
Balance, shares at Dec. 31, 2022	1	1	676,562	1,596,425
Issuance of common stock in connection with sales made under private offerings			$ 69	$ 526	612,231	3,153,974					612,300		3,154,500
Issuance of common stock in connection with sales made under private offerings, shares			68,932	525,750
Stock based compensation			$ 60		114,978	197,805					115,038		197,805
Stock based compensation, shares			60,715
Change in foreign currency translation							(35,489)	(210,420)			(35,489)		(210,420)
Net income (loss)									(1,071,845)	(1,030,574)	(1,071,845)	(1,030,574)	(1,030,574)
Balance at Dec. 31, 2023			$ 806	$ 2,122	3,944,156	5,389,795	(66,366)	(205,470)	(4,200,308)	(3,533,405)	(321,713)	1,653,042	1,653,042
Balance, shares at Dec. 31, 2023	1	1	806,209	2,122,175
Issuance of common stock in connection with sales made under private offerings			$ 60		444,439						444,500
Issuance of common stock in connection with sales made under private offerings, shares			59,862
Stock based compensation			$ 125		179,812						179,938
Stock based compensation, shares			125,129
Change in foreign currency translation							170,783				170,783
Net income (loss)									(525,600)		(525,600)
Balance at Jun. 30, 2024			$ 991		4,568,407		104,417		(4,725,908)		(52,092)
Balance, shares at Jun. 30, 2024	1		991,200
Balance at Dec. 31, 2023			$ 806	$ 2,122	3,944,156	$ 5,389,795	(66,366)	$ (205,470)	(4,200,308)	$ (3,533,405)	(321,713)	$ 1,653,042	$ 1,653,042
Balance, shares at Dec. 31, 2023	1	1	806,209	2,122,175
Issuance of common stock in connection with sales made under private offerings			$ 250		1,581,999						1,582,250
Issuance of common stock in connection with sales made under private offerings, shares			250,764
Effects of the merger with Apollo Resources Corp.			$ 1,540		4,542,706		(539,409)		(3,232,111)		772,726
Effects of the merger with Apollo Resources Corp., shares			1,539,340
Stock based compensation			$ 182		862,831						863,013
Stock based compensation, shares			181,748
Change in foreign currency translation							(63,575)				(63,575)
Net income (loss)									(1,713,123)		(1,713,123)
Balance at Dec. 31, 2024			$ 2,778		10,931,692		(669,350)		(9,145,542)		1,119,578
Balance, shares at Dec. 31, 2024	1		2,778,061
Issuance of common stock in connection with sales made under private offerings			$ 237		1,411,663						1,411,900
Issuance of common stock in connection with sales made under private offerings, shares			236,695
Option Agreement			$ 66		499,934						500,000
BMR Purchase Option Agreement, shares			66,496
Stock based compensation			$ 157		1,356,638						1,356,795
Stock based compensation, shares			157,259
Change in foreign currency translation							176,477				176,477
Net income (loss)									(2,799,353)		(2,799,353)
Balance at Jun. 30, 2025			$ 3,238		$ 14,199,927		$ (492,873)		$ (11,944,895)		$ 1,765,397
Balance, shares at Jun. 30, 2025	1		3,238,511